Intangible assets, net	12 Months Ended
Mar. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net
10.	Intangible assets, net
Intangible assets of the Company were mainly as follows:

	As of March 31, 2021	As of March 31, 2022
	RMB	RMB
Cost:
Trademark	447	437
License	3,530	3,530
Dealership	31,717	31,717

Total cost	35,694	35,684
Less: Accumulated amortization	(6,157)	(10,140)

Intangible assets, net	29,537	25,544

License and dealership resulting from the business combinations completed during the year ended March 31,

2021 have been allocated to the single reporting unit of the Company. The total amount of intangible assets resulting from the business combinations was RMB29.28 million as of March 31, 2021.
The total amortization expenses
 of the intangible assets
charged to the consolidated statements of comprehensive loss amounted to approximately RMB1.92 million, RMB4.00 million and RMB4.00 million for the years ended March 31, 2020, 2021 and 2022, respectively.
The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:

	As of March 31,
	2023	2024	2025	2026	2027
Amortization expenses	4,000	3,867	3,438	3,207	3,203